INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
INVENTORY
Process material stockpiles	$ 3,062	$ 3,016
Concentrate inventory	4,231	4,230
Materials and supplies	5,508	4,950
Inventories	$ 12,801	$ 12,196